Revenue - Summary of Revenue by Type of Good or Service (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	$ 1,021,037	$ 602,384	$ 385,966
Digital Platform Services Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	701,246	488,995	296,350
Digital Platform Fulfilment Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	127,960	97,794	74,182
Brand Platform Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	164,210
In-Store Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total Revenue	$ 27,621	$ 15,595	$ 15,434